Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended		12 Months Ended
	Jan. 31, 2022	Sep. 30, 2025	Dec. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(2)	Compensation Actually Paid to First PEO ($)(3)(4)	Compensation Actually Paid to Second PEO ($)(3)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(6)(7)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(6)(7)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Adjusted EBITDA ($ millions) (10)
							Total Shareholder Return ($)(8)	Peer Group Total Shareholder Return ($)(9)
2025	9,439,962	—	13,821,607	—	3,874,758	4,433,003	156.66	103.66	863.1	511.3
2024	8,512,454	—	10,629,490	—	3,698,723	3,597,684	161.41	122.76	295.5	694.3
2023	4,352,908	—	3,092,669	—	3,557,909	1,716,832	162.02	92.59	379.1	818.8
2022	4,625,065	14,207,601	8,702,483	7,867,148	4,255,197	4,370,793	166.82	93.58	394	917.5
2021	—	8,098,389	—	19,163,129	2,746,401	5,977,176	161.13	121.89	413.2	764.2

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote	Ole G. Rosgaard was appointed President and CEO of the Company effective February 1, 2022.
(2)Peter G. Watson retired as President and CEO of the Company effective January 31, 2022.
		For 2025, our non-PEO NEOs were Lawrence A. Hilsheimer, Gary R. Martz, Timothy L. Bergwall, and Patrick G. Mullaney; for 2024 and 2023, our non-PEO NEOs were Lawrence A. Hilsheimer, Gary R. Martz, Timothy L. Bergwall, and Bala V. Sathyanarayanan; for 2022 and 2021, our non-PEO NEOs were Lawrence A. Hilsheimer, Gary R. Martz, Michael Cronin, and Ole G. Rosgaard.
Peer Group Issuers, Footnote		Peer group TSR represents the cumulative TSR of the Dow Jones U.S. Containers & Packaging Index, based on an initial fixed investment of $100 as of October 31, 2020, which we present in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report on Form 10-K for the year ended September 30, 2025.
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid to Mr. Rosgaard, Mr. Watson, and the Non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and reflect total compensation as set forth in the Summary Compensation Table above, adjusted as further set forth in footnotes 8, 9, and 10 below.The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the compensation actually paid to Mr. Rosgaard:

Year	Summary Compensation Table Total for First PEO ($)	Change in Pension Value and Nonqualified Deferred Compensation Earnings from Summary Compensation Table ($)	Pension Benefit Adjustments ($)(a)	Equity Awards from Summary Compensation Table ($)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to First PEO ($)
2025	9,439,962	(2,869)	149,018	(6,121,850)	10,357,346	13,821,607
2024	8,512,454	(4,095)	139,431	(5,480,471)	7,462,171	10,629,490
2023	4,352,908	(4,082)	101,781	(2,230,716)	872,778	3,092,669
2022	4,625,065	(903)	115,632	(2,224,859)	6,187,548	8,702,483
2021	—	—	—	—	—	—
(a)The pension benefit adjustments for Mr. Rosgaard for each year include the addition of the following:

Year	Actuarially Determined Service Costs ($)	Prior Service Costs ($)	Total Pension Benefit Adjustments ($)
2025	149,018	—	149,018
2024	139,431	—	139,431
2023	101,781	—	101,781
2022	115,632	—	115,632
2021	—	—	—
(b)The equity award adjustments for Mr. Rosgaard for each year include the addition or subtraction, as applicable, of the following:

Year	Year-end fair value of awards granted and unvested in the fiscal year ($)	Change over the fiscal year in fair value of awards granted in prior years outstanding and unvested in the fiscal year ($)	Fair value as of vesting date of awards granted and vested in the fiscal year ($)	Change from end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Fair value at end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Value of dividends or other earnings paid on stock or option awards in the fiscal year before the vesting date, not otherwise reflected in the fair value or included in total compensation for the fiscal year ($)	Total Equity Award Adjustments ($)
2025	5,086,348	5,357,348	—	(86,350)	—	—	10,357,346
2024	7,508,040	(41,608)	—	(4,261)	—	—	7,462,171
2023	2,469,734	(1,698,474)	—	101,518	—	—	872,778
2022	5,503,459	699,278	—	(15,189)	—	—	6,187,548
2021	—	—	—	—	—	—	—
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the compensation actually paid to Mr. Watson:

Year	Summary Compensation Table Total for Second PEO ($)	Aggregate Change in Actuarial Present Value of Pension Benefits from Summary Compensation Table ($)	Pension Benefit Adjustments ($)(a)	Equity Award Values from Summary Compensation Table	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Second PEO ($)
2025	—	—	—	—	—	—
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—
2022	14,207,601	—	508,829	(11,587,974)	4,738,692	7,867,148
2021	8,098,389	(2,644,444)	851,012	(882,736)	13,740,908	19,163,129
(a)The pension benefit adjustments for Mr. Watson for each year include the addition of the following:

Year	Actuarially Determined Service Costs ($)	Prior Service Costs ($)	Total Pension Benefit Adjustments ($)
2025	—	—	—
2024	—	—	—
2023	—	—	—
2022	508,829	—	508,829
2021	851,012	—	851,012
(b)The equity award adjustments for Mr. Watson for each year include the addition or subtraction, as applicable, of the following:

Year	Year-end fair value of awards granted and unvested in the fiscal year ($)	Change over the fiscal year in fair value of awards granted in prior years outstanding and unvested in the fiscal year ($)	Fair value as of vesting date of awards granted and vested in the fiscal year ($)	Change from end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Fair value at end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Value of dividends or other earnings paid on stock or option awards in the fiscal year before the vesting date, not otherwise reflected in the fair value or included in total compensation for the fiscal year ($)	Total Equity Award Adjustments ($)
2025	—	—	—	—	—	—	—
2024	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—
2022	1,051,146	3,762,786	—	(75,240)	—	—	4,738,692
2021	7,551,012	5,979,816	—	210,080	—	—	13,740,908
The valuation assumption used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount		$ 3,874,758		$ 3,698,723	$ 3,557,909	$ 4,255,197	$ 2,746,401
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,433,003		3,597,684	1,716,832	4,370,793	5,977,176
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to the total compensation reported in the Summary Compensation Table to arrive at the average compensation actually paid to our NEOs other than our PEO:

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Aggregate Change in Actuarial Present Value of Pension Benefits from Summary Compensation Table ($)	Pension Benefit Adjustments ($)(a)	Equity Award Values from Summary Compensation Table	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,874,758	(408,331)	104,882	(1,834,089)	2,695,783	4,433,003
2024	3,698,723	(311,881)	119,139	(1,779,353)	1,871,056	3,597,684
2023	3,557,909	(21,916)	98,780	(2,318,458)	400,517	1,716,832
2022	4,255,197	(5,048)	145,684	(2,595,456)	2,570,416	4,370,793
2021	2,746,401	(362,440)	193,470	(269,654)	3,669,399	5,977,176
(a)The pension benefit adjustments for the Non-PEO NEOs for each year include the addition of the following:

Year	Actuarially Determined Service Costs ($)	Prior Service Costs ($)	Total Pension Benefit Adjustments ($)
2025	104,882	—	104,882
2024	119,139	—	119,139
2023	98,780	—	98,780
2022	145,684	—	145,684
2021	193,470	—	193,470
(b)The equity award adjustments for the Non-PEO NEOs for each year include the addition or subtraction, as applicable, of the following:

Year	Year-end fair value of awards granted and unvested in the fiscal year ($)	Change over the fiscal year in fair value of awards granted in prior years outstanding and unvested in the fiscal year ($)	Fair value as of vesting date of awards granted and vested in the fiscal year ($)	Change from end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Fair value at end of prior fiscal year of awards granted in prior years that failed to meet vesting conditions in the fiscal year ($)	Value of dividends or other earnings paid on stock or option awards in the fiscal year before the vesting date, not otherwise reflected in the fair value or included in total compensation for the fiscal year ($)	Total Equity Award Adjustments ($)
2025	1,273,115	1,449,661	—	(26,993)	—	—	2,695,783
2024	1,852,196	23,272	—	(4,412)	—	—	1,871,056
2023	819,964	(537,952)	—	118,505	—	—	400,517
2022	1,785,133	804,008	—	(18,725)	—	—	2,570,416
2021	2,230,779	1,381,863	—	56,757	—	—	3,669,399
The valuation assumption used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid v Company TSR
The following chart shows the relationship between compensation actually paid to our PEOs, the average compensation actually paid to our Non-PEO NEOs, and the Company's cumulative TSR over the five-year period from 2021 through 2025.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid v Net Income
The following chart shows the relationship between compensation actually paid to our PEOs, the average compensation actually paid to our Non-PEO NEOs, and the Company's net income for fiscal years 2021 to 2025.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid v Adjusted EBITDA
The following chart shows the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company's adjusted EBITDA for fiscal years 2021 to 2025.

Total Shareholder Return Vs Peer Group

Company TSR v Peer Group TSR
		The following chart compares our Company cumulative TSR over the five-year period from 2021 to 2025 to that of the Dow Jones U.S. Containers and Packaging Index
Tabular List, Table		Adjusted EBITDA •Operating Profit Before Special Items (OPBSI) •Operating Working Capital (OWC) •Relative TSR (rTSR)
Total Shareholder Return Amount		$ 156.66		161.41	162.02	166.82	161.13
Peer Group Total Shareholder Return Amount		103.66		122.76	92.59	93.58	121.89
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 863,100,000		$ 295,500,000	$ 379,100,000	$ 394,000,000	$ 413,200,000
Company Selected Measure Amount		511,300,000		694,300,000	818,800,000	917,500,000	764,200,000
PEO Name	Watson		Rosgaard
Additional 402(v) Disclosure		Cumulative total shareholder return (TSR) of the Company's Class A Common Stock, based on an initial fixed investment of $100 as of October 31, 2020.Adjusted EBITDA means adjusted earnings before interest, taxes, depreciation, depletion and amortization, subject to such adjustments that the Compensation Committee determines to be necessary to reflect accurately the EBITDA of the Company for the applicable period. Adjusted EBITDA is a non-GAAP financial measure that has not been prepared in accordance with U.S. GAAP and is not based on any standardized methodology prescribed by U.S. GAAP. As a result, it is not necessarily comparable to similarly titled measures presented by other companies. While the Company uses multiple financial performance measures to evaluate performance under the Company's compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be in the table) used by the Company to link compensation actually paid to the Company's PEO and Non-PEO NEOs to Company performance for the three most recently completed fiscal years.
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		Operating Profit Before Special Items (OPBSI)
Measure:: 3
Pay vs Performance Disclosure
Name		Operating Working Capital (OWC)
Measure:: 4
Pay vs Performance Disclosure
Name		Relative TSR (rTSR)
Mr. Rosgaard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,439,962		$ 8,512,454	$ 4,352,908	$ 4,625,065	$ 0
PEO Actually Paid Compensation Amount		13,821,607		10,629,490	3,092,669	8,702,483	0
Mr. Watson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0		0	0	14,207,601	8,098,389
PEO Actually Paid Compensation Amount		0		0	0	7,867,148	19,163,129
PEO | Mr. Rosgaard [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,869)		(4,095)	(4,082)	(903)	0
PEO | Mr. Rosgaard [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,018		139,431	101,781	115,632	0
PEO | Mr. Rosgaard [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,018		139,431	101,781	115,632	0
PEO | Mr. Rosgaard [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Rosgaard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,121,850)		(5,480,471)	(2,230,716)	(2,224,859)	0
PEO | Mr. Rosgaard [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,357,346		7,462,171	872,778	6,187,548	0
PEO | Mr. Rosgaard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,086,348		7,508,040	2,469,734	5,503,459	0
PEO | Mr. Rosgaard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,357,348		(41,608)	(1,698,474)	699,278	0
PEO | Mr. Rosgaard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Rosgaard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(86,350)		(4,261)	101,518	(15,189)	0
PEO | Mr. Rosgaard [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Rosgaard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Watson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	(2,644,444)
PEO | Mr. Watson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	508,829	851,012
PEO | Mr. Watson [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	508,829	851,012
PEO | Mr. Watson [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Watson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	(11,587,974)	(882,736)
PEO | Mr. Watson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	4,738,692	13,740,908
PEO | Mr. Watson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	1,051,146	7,551,012
PEO | Mr. Watson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	3,762,786	5,979,816
PEO | Mr. Watson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Watson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	(75,240)	210,080
PEO | Mr. Watson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
PEO | Mr. Watson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(408,331)		(311,881)	(21,916)	(5,048)	(362,440)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		104,882		119,139	98,780	145,684	193,470
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		104,882		119,139	98,780	145,684	193,470
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,834,089)		(1,779,353)	(2,318,458)	(2,595,456)	(269,654)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,695,783		1,871,056	400,517	2,570,416	3,669,399
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,273,115		1,852,196	819,964	1,785,133	2,230,779
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,449,661		23,272	(537,952)	804,008	1,381,863
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,993)		(4,412)	118,505	(18,725)	56,757
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0		$ 0	$ 0	$ 0	$ 0